Financial Instruments and Fair Value Measurements (Schedules of Concentration of Risk) (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Distributor Concentration Risk | Net Sales Attributable to Distributors | Cardinal Health, Inc.
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%	20.00%	18.00%	20.00%	18.00%	19.00%	19.00%
Distributor Concentration Risk | Net Sales Attributable to Distributors | McKesson Corporation
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%	19.00%	15.00%	16.00%	15.00%	14.00%	13.00%
Distributor Concentration Risk | Net Sales Attributable to Distributors | Amerisource Bergen Corporation
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	6.00%	11.00%	7.00%	9.00%	9.00%	10.00%
Distributor Concentration Risk | Accounts Receivable Attributable to Distributors | Cardinal Health, Inc.
Concentration Risk [Line Items]
Concentration risk, percentage			20.00%		18.00%	19.00%
Distributor Concentration Risk | Accounts Receivable Attributable to Distributors | McKesson Corporation
Concentration Risk [Line Items]
Concentration risk, percentage			23.00%		22.00%	20.00%
Distributor Concentration Risk | Accounts Receivable Attributable to Distributors | Amerisource Bergen Corporation
Concentration Risk [Line Items]
Concentration risk, percentage			13.00%		14.00%	10.00%
Product Concentration Risk | Net Sales Attributable to Products | Optiray (CMDS)
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%	13.00%	13.00%	14.00%	14.00%	17.00%	19.00%
Product Concentration Risk | Net Sales Attributable to Products | Acetaminophen Products (API) [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	9.00%	10.00%	8.00%	10.00%	10.00%	11.00%	11.00%
Product Concentration Risk | Net Sales Attributable to Products | Methylphenidate ER (Specialty Generics)
Concentration Risk [Line Items]
Concentration risk, percentage	8.00%	11.00%	9.00%	7.00%